VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—73.0%
Aerospace & Defense—0.2%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 240	$ 547
Auto Manufacturers—1.1%
Rivian Automotive, Inc.
4.625%, 3/15/29(2)	1,290	1,118
3.625%, 10/15/30(2)	1,750	1,354
		2,472

Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(2)	1,715	1,955
Halozyme Therapeutics, Inc. 0.250%, 3/1/27(2)	1,025	982
Insmed, Inc. 0.750%, 6/1/28(2)	890	1,889
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,585	1,788
Travere Therapeutics, Inc. 2.250%, 3/1/29	835	793
		7,407

Commercial Services—4.0%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)(3)	4,285	3,787
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(2)	1,435	1,368
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	330	315
Shift4 Payments, Inc.
0.000%, 12/15/25	470	574
0.500%, 8/1/27(2)	2,885	2,950
		8,994

Computers—6.7%
CyberArk Software Ltd. 0.000%, 11/15/24(2)	265	465
Lumentum Holdings, Inc.
0.500%, 12/15/26(2)	3,585	3,524
1.500%, 12/15/29	1,820	2,105
Parsons Corp. 144A 2.625%, 3/1/29(1)(2)	2,090	2,698
Seagate HDD Cayman 3.500%, 6/1/28	1,395	1,866
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	1,645	1,658
Western Digital Corp. 144A 3.000%, 11/15/28(1)	1,555	2,220
Zscaler, Inc. 0.125%, 7/1/25	615	775
		15,311

Electric Utilities—5.7%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)(2)	2,455	3,045
NRG Energy, Inc. 2.750%, 6/1/48(2)	525	1,155
	Par Value	Value

Electric Utilities—continued
PG&E Corp. 144A 4.250%, 12/1/27(1)(2)	$ 4,390	$ 4,787
Southern Co. (The) 3.875%, 12/15/25(2)	3,530	3,940
		12,927

Electronics—0.8%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)(2)	1,940	1,889
Energy-Alternate Sources—0.6%
Sunnova Energy International, Inc. 2.625%, 2/15/28(2)	1,895	982
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	305	349
		1,331

Engineering & Construction—2.0%
Fluor Corp. 1.125%, 8/15/29(2)	1,545	2,017
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)(2)	1,990	2,547
		4,564

Entertainment—2.7%
Cinemark Holdings, Inc. 4.500%, 8/15/25(2)	500	1,053
IMAX Corp. 0.500%, 4/1/26(2)	1,110	1,157
Live Nation Entertainment, Inc.
2.000%, 2/15/25(2)	2,175	2,439
3.125%, 1/15/29(2)	1,215	1,545
		6,194

Environmental Services—1.0%
Tetra Tech, Inc. 2.250%, 8/15/28(2)	1,745	2,349
Financial Services—2.6%
Coinbase Global, Inc. 0.500%, 6/1/26(2)	2,565	2,498
Encore Capital Group, Inc. 4.000%, 3/15/29(2)	1,155	1,136
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	675	925
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(1)	1,070	1,380
		5,939

Health Care REITs—1.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)(2)	3,355	4,009
Healthcare-Products—3.3%
Exact Sciences Corp.
0.375%, 3/1/28(2)	1,845	1,715
144A 1.750%, 4/15/31(1)(2)	430	429
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Insulet Corp. 0.375%, 9/1/26(2)	$ 1,130	$ 1,329
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)(2)	1,075	977
Lantheus Holdings, Inc. 2.625%, 12/15/27	765	1,181
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	905	1,172
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	305	357
TransMedics Group, Inc. 1.500%, 6/1/28	375	442
		7,602

Home Builders—0.3%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	700	743
Internet—10.7%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)(2)	1,275	1,470
Booking Holdings, Inc. 0.750%, 5/1/25(2)	730	1,814
Magnite, Inc. 0.250%, 3/15/26(2)	1,040	958
Palo Alto Networks, Inc. 0.375%, 6/1/25	720	2,609
Q2 Holdings, Inc. 0.750%, 6/1/26	1,605	1,799
Sea Ltd. 2.375%, 12/1/25(2)	1,965	2,346
Snap, Inc. 0.750%, 8/1/26(2)	1,225	1,214
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,775	2,091
Uber Technologies, Inc. 0.000%, 12/15/25(2)	4,035	4,336
Wayfair, Inc.
1.000%, 8/15/26(2)	1,910	1,747
3.250%, 9/15/27(2)	845	889
Zillow Group, Inc. 2.750%, 5/15/25(2)	2,835	3,054
		24,327

Investment Companies—1.5%
Bitdeer Technologies Group 8.500%, 8/15/29(2)	220	259
MARA Holdings, Inc. 1.000%, 12/1/26	1,115	986
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	1,960	2,129
		3,374

Iron & Steel—0.3%
United States Steel Corp. 5.000%, 11/1/26	270	789
	Par Value	Value

Leisure Time—3.1%
Carnival Corp. 5.750%, 12/1/27(2)	$ 755	$ 1,379
NCL Corp., Ltd.
5.375%, 8/1/25	425	611
1.125%, 2/15/27(2)	2,160	2,232
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)	375	776
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25(2)	510	2,118
		7,116

Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)(2)	1,440	1,152
Media—1.4%
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	1,320	1,428
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(2)	1,490	1,649
		3,077

Mining—0.4%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	855	948
Miscellaneous Manufacturing—1.0%
Axon Enterprise, Inc. 0.500%, 12/15/27(2)	1,255	2,371
Passenger Airlines—1.1%
American Airlines Group, Inc. 6.500%, 7/1/25(2)	1,860	1,962
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)(2)	390	444
		2,406

Private Equity—0.9%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)(2)	1,415	1,973
Retail—1.6%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,605	2,164
Freshpet, Inc. 3.000%, 4/1/28(2)	700	1,413
		3,577

Retail REIT—0.9%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)(2)	2,050	2,099
Semiconductors—3.6%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	880	1,244
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(2)	1,195	1,150

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	$ 1,130	$ 1,086
ON Semiconductor Corp. 0.500%, 3/1/29(2)	1,965	1,962
Semtech Corp. 1.625%, 11/1/27(2)	1,380	1,904
Wolfspeed, Inc. 0.250%, 2/15/28	1,505	880
		8,226

Software—8.5%
Akamai Technologies, Inc. 0.125%, 5/1/25(2)	1,515	1,686
Datadog, Inc. 0.125%, 6/15/25(2)	1,115	1,544
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)(2)	1,000	1,011
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)(2)	1,985	2,014
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	645	1,034
144A 0.875%, 3/15/31(1)(2)	3,375	4,524
MongoDB, Inc. 0.250%, 1/15/26	660	882
Nutanix, Inc. 0.250%, 10/1/27	1,260	1,544
Progress Software Corp. 144A 3.500%, 3/1/30(1)	820	964
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	215	221
144A 0.000%, 10/1/29(1)	1,365	1,388
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	765	964
Vertex, Inc. 144A 0.750%, 5/1/29(1)	1,140	1,498
		19,274

Telecommunications—1.0%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	2,250	2,279
Transportation—0.4%
World Kinect Corp. 3.250%, 7/1/28	810	886
Total Convertible Bonds and Notes (Identified Cost $159,504)		166,152

Corporate Bonds and Notes—24.8%
Aerospace & Defense—1.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	870	889
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(2)	885	922
TransDigm, Inc. 144A 7.125%, 12/1/31(1)(2)	875	906
	Par Value	Value

Aerospace & Defense—continued
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(2)	$ 246	$ 256
		2,973

Automotive Parts & Equipment—1.3%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(2)	425	440
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	760	752
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	649
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31(2)	265	233
5.250%, 7/15/31(2)	675	593
Tenneco, Inc. 144A 8.000%, 11/17/28(1)(2)	320	296
		2,963

Building Materials—0.9%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	1,195	1,202
Summit Materials LLC 144A 7.250%, 1/15/31(1)(2)	725	753
		1,955

Chemicals—0.5%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(2)	645	596
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	665	603
		1,199

Commercial Services—1.1%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	910	930
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)(2)	720	743
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	900	923
		2,596

Computers—0.8%
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	840	810
Seagate HDD Cayman 8.500%, 7/15/31(2)	845	911
		1,721

Containers & Packaging—0.3%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	340	349
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	215	215
		564

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—0.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	$ 585	$ 601
144A 5.250%, 7/15/30(1)(2)	245	237
		838

Electronic Equipment, Instruments & Components—0.4%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	910	931
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)(2)	400	384
Entertainment—1.6%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(2)	296	302
144A 6.000%, 10/15/32(1)(2)	950	927
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)(2)	595	606
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	600	602
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)(2)	385	340
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)(2)	425	431
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	470	451
		3,659

Environmental Services—0.3%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)(2)	535	551
Financial Services—2.3%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	283
144A 7.125%, 2/1/32(1)(2)	1,200	1,227
Navient Corp.
6.750%, 6/15/26(2)	755	769
9.375%, 7/25/30(2)	220	239
OneMain Finance Corp. 9.000%, 1/15/29(2)	860	911
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)(2)	885	927
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	765	787
		5,143

Food & Beverage—0.6%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	610	612
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	760	752
		1,364

Healthcare-Products—0.4%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	1,000	969
	Par Value	Value

Healthcare-Services—0.8%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)(2)	$ 525	$ 539
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	1,195	1,194
		1,733

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)(2)	510	505
Insurance—0.5%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	1,115	1,142
Internet—0.3%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)	550	569
Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	565	543
Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	450	450
Leisure Time—1.1%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	455	461
Carnival Corp. 144A 10.500%, 6/1/30(1)(2)	405	437
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)(2)	720	754
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(2)	760	775
		2,427

Lodging—0.5%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(2)	480	449
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	765	769
		1,218

Machinery-Diversified—0.3%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	735	764
Media—1.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(2)	215	213
144A 7.375%, 3/1/31(1)(2)	575	585
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)(2)	440	424
Gray Television, Inc.
144A 7.000%, 5/15/27(1)(2)	570	555
144A 4.750%, 10/15/30(1)(2)	295	186

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Media—continued
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	$ 790	$ 776
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	625	606
TEGNA, Inc. 5.000%, 9/15/29(2)	280	261
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	565	534
		4,140

Mining—0.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	720	757
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	468
		1,225

Oil, Gas & Consumable Fuels—2.5%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	430	447
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	850	890
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	750	771
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	316
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	615	611
SM Energy Co. 144A 7.000%, 8/1/32(1)(2)	605	600
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(2)	600	617
USA Compression Partners LP 6.875%, 9/1/27(2)	755	759
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	725	749
		5,760

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	259
Pharmaceuticals—0.3%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	725	748
Pipelines—0.3%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(2)	740	746
Retail—1.0%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	330	330
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(2)	310	315
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)(2)	460	462
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)(2)	605	616
	Par Value	Value

Retail—continued
Patrick Industries, Inc. 144A 6.375%, 11/1/32(1)	$ 610	$ 603
		2,326

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	225	226
Software—0.5%
Central Parent LLC 144A 8.000%, 6/15/29(1)(2)	310	317
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	750	768
		1,085

Telecommunications—0.4%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	885	937
Transportation—0.8%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)(2)	870	917
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	890	921
		1,838

Total Corporate Bonds and Notes (Identified Cost $56,313)		56,451

	Shares
Convertible Preferred Stocks—8.4%
Aerospace & Defense—1.6%
Boeing Co. (The), 6.000%	67,195	3,610
Banks—2.6%
Wells Fargo & Co. Series L, 7.500%(2)	4,835	5,971
Capital Markets—0.7%
Ares Management Corp. Series B, 6.750%(2)	29,025	1,564
Chemicals—0.4%
Albemarle Corp., 7.250%(2)	21,890	980
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%(2)	34,875	1,561
Financial Services—1.0%
Apollo Global Management, Inc., 6.750%(2)	28,250	2,157
Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%(2)	10,740	601
Machinery—0.2%
Chart Industries, Inc. Series B, 6.750%(2)	11,160	551

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value
Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co., 7.625%(2)	34,305	$ 1,984
Total Convertible Preferred Stocks (Identified Cost $17,839)		18,979

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	630	63
Total Preferred Stock (Identified Cost $62)		63

Common Stocks—33.1%
Aerospace & Defense—0.5%
RTX Corp.(7)	9,320	1,128
Air Freight & Logistics—0.3%
FedEx Corp.	2,735	749
Automobiles—0.7%
Tesla, Inc.(5)(7)	5,935	1,483
Banks—1.9%
Bank of America Corp.	32,115	1,343
CCF Holdings LLC(4)(5)	1,026,972	51
CCF Holdings LLC Class M(4)(5)	219,990	11
Citigroup, Inc.	19,700	1,264
JPMorgan Chase & Co.	7,365	1,635
		4,304

Beverages—0.2%
Coca-Cola Co. (The)	7,035	459
Biotechnology—1.1%
AbbVie, Inc.	5,215	1,063
Regeneron Pharmaceuticals, Inc.(5)	630	528
Vertex Pharmaceuticals, Inc.(5)	2,125	1,012
		2,603

Broadline Retail—1.2%
Amazon.com, Inc.(5)	15,090	2,813
Building Products—0.1%
Carrier Global Corp.	4,525	329
Capital Markets—1.0%
KKR & Co., Inc.	6,910	956
Moody’s Corp.	1,780	808
Morgan Stanley	3,830	445
		2,209

Chemicals—1.0%
Air Products & Chemicals, Inc.	1,140	354
DuPont de Nemours, Inc.	3,970	329
Ecolab, Inc.	3,300	811
	Shares	Value

Chemicals—continued
Linde plc	1,595	$ 728
		2,222

Consumer Finance—0.6%
Capital One Financial Corp.	2,735	445
Discover Financial Services	5,490	815
		1,260

Consumer Staples Distribution & Retail—1.2%
Costco Wholesale Corp.	965	844
Target Corp.	4,975	746
Walmart, Inc.	13,265	1,087
		2,677

Diversified Telecommunication Services—0.2%
Verizon Communications, Inc.	10,144	427
Electric Utilities—0.9%
Constellation Energy Corp.	880	231
Exelon Corp.(2)	46,995	1,847
		2,078

Electrical Equipment—0.4%
Eaton Corp. plc	2,075	688
GE Vernova, Inc.(5)(7)	845	255
		943

Entertainment—0.3%
LiveStyle, Inc. (4)(5)(6)	13,574	—
Netflix, Inc.(5)(7)	970	733
		733

Financial Services—1.0%
Fiserv, Inc.(5)	2,140	423
Mastercard, Inc. Class A	3,785	1,891
		2,314

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp.(5)(7)	11,550	971
Intuitive Surgical, Inc.(5)(7)	2,920	1,471
		2,442

Healthcare Providers & Services—0.5%
CVS Health Corp.	6,330	358
UnitedHealth Group, Inc.(7)	1,575	889
		1,247

Hotels, Restaurants & Leisure—0.5%
McDonald’s Corp.	1,835	536
Starbucks Corp.	6,230	609
		1,145

Household Durables—0.1%
DR Horton, Inc.	1,655	280

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Industrial Conglomerates—1.1%
3M Co.(7)	8,030	$ 1,032
General Electric Co.(7)	8,285	1,423
		2,455

Insurance—0.9%
Allstate Corp. (The)	7,320	1,365
Aon plc Class A	1,800	661
		2,026

Interactive Media & Services—2.5%
Alphabet, Inc. Class A	12,220	2,091
Alphabet, Inc. Class C	6,120	1,057
Meta Platforms, Inc. Class A	4,500	2,554
		5,702

IT Services—0.2%
Accenture plc Class A	1,115	384
Life Sciences Tools & Services—0.4%
Danaher Corp.	3,705	910
Machinery—0.3%
Cummins, Inc.	1,930	635
Pharmaceuticals—0.4%
Eli Lilly & Co.(7)	1,225	1,016
Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(5)	3,970	520
CoStar Group, Inc.(5)	7,750	564
		1,084

Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc.(5)(7)	1,755	253
Broadcom, Inc.	3,820	649
Marvell Technology, Inc.	9,443	756
NVIDIA Corp.	44,520	5,910
Texas Instruments, Inc.(7)	5,910	1,201
		8,769

Software—3.7%
Adobe, Inc. (5)	425	203
Cadence Design Systems, Inc.(5)(7)	1,660	458
Crowdstrike Holdings, Inc. Class A(5)	1,375	408
Microsoft Corp.	12,381	5,031
Oracle Corp.	2,810	472
Palo Alto Networks, Inc.(5)	1,680	605
Salesforce, Inc.	1,770	516
ServiceNow, Inc.(5)	720	672
		8,365

Specialized REITs—0.6%
American Tower Corp.	4,250	908
Equinix, Inc.	595	540
		1,448

	Shares	Value

Specialty Retail—1.4%
Home Depot, Inc. (The)	4,595	$ 1,809
O’Reilly Automotive, Inc.(5)(7)	355	409
TJX Cos., Inc. (The)	8,040	909
		3,127

Technology Hardware, Storage & Peripherals—2.3%
Apple, Inc.	23,345	5,274
Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	935	209
Total Common Stocks (Identified Cost $71,174)		75,249

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(4)(5)	363,920	8
Total Warrant (Identified Cost $—)		8

Equity-Linked Notes—1.6%
Banks—0.7%
Barclays Bank plc 1.000%, 2/16/29(2)	1,600,000	1,620
Financial Services—0.9%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)(4)	785,000	1,020
Goldman Sachs Finance Corp. 1.250%, 6/28/27(4)	995,000	983
		2,003

Total Equity-Linked Notes (Identified Cost $3,593)		3,623

Total Long-Term Investments—140.9% (Identified Cost $308,485)		320,525

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(8)	5,867,375	5,867
Total Short-Term Investment (Identified Cost $5,867)		5,867

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—143.5% (Identified Cost $314,352)		326,392

See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $20)	$ (16)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—143.5% (Identified Cost $314,332)	$326,376
Other assets and liabilities, net—(43.5)%	(98,861)
NET ASSETS—100.0%	$227,515

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $112,923 or 49.6% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $178,524.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $6,768.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Cayman Islands	3
Bermuda	1
Canada	1
Liberia	1
United Kingdom	1
Ireland	1
Other	1
Total	100%
† % of total investments, net of written options, as of October 31, 2024.
Open written options contracts as of October 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(40)	$(580)	$145.00	11/15/24	$(—) (3)
Advanced Micro Devices, Inc.	(9)	(153)	170.00	11/15/24	(—) (3)
Boston Scientific Corp.	(70)	(630)	90.00	11/15/24	(1)
Cadence Design Systems, Inc.	(8)	(260)	325.00	11/15/24	(1)
Eli Lilly & Co.	(9)	(810)	900.00	11/15/24	(4)
GE Vernova, Inc.	(4)	(124)	310.00	11/15/24	(4)
General Electric Co.	(41)	(820)	200.00	11/15/24	(1)
Intuitive Surgical, Inc.	(15)	(825)	550.00	11/15/24	(1)
Netflix, Inc.	(5)	(418)	835.00	11/15/24	(—) (3)
O’Reilly Automotive, Inc.	(2)	(252)	1,260.00	11/15/24	(—) (3)
RTX Corp.	(47)	(635)	135.00	11/15/24	(—) (3)
Tesla, Inc.	(30)	(930)	310.00	11/15/24	(2)
Texas Instruments, Inc.	(30)	(667)	222.50	11/15/24	(1)
UnitedHealth Group, Inc.	(8)	(504)	630.00	11/15/24	(1)
Total Written Options					$(16)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$166,152	$—	$166,152	$—
Corporate Bonds and Notes	56,451	—	56,451	—
Equity Securities:
Convertible Preferred Stocks	18,979	18,979	—	—
Preferred Stock	63	—	—	63
Common Stocks	75,249	75,187	—	62(1)
Warrant	8	—	—	8
Equity-Linked Notes	3,623	—	1,620	2,003
Money Market Mutual Fund	5,867	5,867	—	—
Total Assets	326,392	100,033	224,223	2,136
Liabilities:
Other Financial Instruments:
Written Options	(16)	(15)	(1)	—
Total Liabilities	(16)	(15)	(1)	—
Total Investments, Net of Written Options	$326,376	$100,018	$224,222	$2,136

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock	Common stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 1,988	$ 63	$ —(a)	$ —(a)	$ 1,925
Net realized gain (loss)	316	—	—	—	316
Net change in unrealized appreciation (depreciation)(b)	158	—	62	8	88
Purchases	9,746	—	—	—	9,746
Sales(c)	(10,072)	—	—	—	(10,072)
Balance as of October 31, 2024	$ 2,136	$ 63	$ 62(a)	$ 8	$ 2,003
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024, was $117.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2024:
Investments in Securities – Assets	Ending Balance at October 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$63	Discounted cash flows liquidation approach	Discount rate	22.00% (21.66% - 22.40%)	Decrease

Common Stocks:
CCF Holdings LLC	$51	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

CCF Holdings LLC Class M	$11	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

Warrant:
CCF Holdings LLC	$8	Black-Scholes Model	Volatility	44.01% (39.70% - 56.00%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.